SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenues and Deferred revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Revenue recognition
Total net revenues	¥ 1,256,005	$ 192,491	¥ 4,424,963	¥ 5,556,482
Deferred revenue	82,643		788,906		$ 12,666
Revolving loan products (One Card)
Revenue recognition
Total net revenues	230,124		1,967,851	5,010,312
Nonrevolving loan products
Revenue recognition
Total net revenues	286,582		134,837	271,897
Direct lending program revenue
Revenue recognition
Total net revenues	519,543		1,979,941	45,901
Loan product
Revenue recognition
Total net revenues	847,576		3,590,693	4,930,515
Wealth management product revenue
Revenue recognition
Total net revenues	188,673		573,355	471,060
Others
Revenue recognition
Total net revenues	219,756		260,915	154,907
Loan facilitation services
Revenue recognition
Total net revenues	177,147	27,149	3,477,897	4,960,671
Loan facilitation services | Revolving loan products (One Card)
Revenue recognition
Total net revenues	26,376		1,698,133	4,728,255
Loan facilitation services | Nonrevolving loan products
Revenue recognition
Total net revenues	84,485		104,611	186,679
Loan facilitation services | Direct lending program revenue
Revenue recognition
Total net revenues	66,286		1,675,153	45,737
Post-origination services
Revenue recognition
Total net revenues	859,102	131,663	604,732	367,439
Deferred revenue	98,668		788,906
Revenue recognized	555,646		290,674
Post-origination services | Revolving loan products (One Card)
Revenue recognition
Total net revenues	203,748		269,718	282,057
Post-origination services | Nonrevolving loan products
Revenue recognition
Total net revenues	202,097		30,226	85,218
Post-origination services | Direct lending program revenue
Revenue recognition
Total net revenues	453,257		304,788	164
Others
Revenue recognition
Total net revenues	¥ 219,756	$ 33,679	¥ 342,334	¥ 228,372